Consolidated Statement of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flow from operating activities
Result for the year	€ (56,746)	€ (37,086)	€ (43,675)
Adjustments for:
Amortization and depreciation	2,052	992	1,065
Share-based compensation	9,108	5,413	4,024
Financial income and expense	(402)	792	3,175
Results related to associates	(429)
Net foreign exchange gain / (loss)	43	(28)	151
Changes in working capital	1,783	1,295	164
Cash used in operations	(44,591)	(28,622)	(35,096)
Corporate income tax paid	(64)	(1)	(2)
Interest received	758	130	147
Interest paid	(73)
Net cash used in operating activities	(43,970)	(28,493)	(34,951)
Cash flow from investing activities
Purchases of property, plant and equipment	(580)	(312)	(121)
Net cash used in investing activities	(580)	(312)	(121)
Cash flow from financing activities
Proceeds from issuance of shares, net of transaction costs	48,550	84,191	25,685
Proceeds from exercise of share options	193	870	4
Proceeds from borrowings	2,027	264	301
Proceeds from convertible loans	690	1,132	650
Repayment of lease liability	(1,261)
Net cash generated by financing activities	50,199	86,457	26,640
Net increase/(decrease) in cash and cash equivalents	5,649	57,652	(8,432)
Currency effect cash and cash equivalents	721	(171)	(2,669)
Cash and cash equivalents at the beginning of the year	105,580	48,099	59,200
Cash and cash equivalents at the end of the year	€ 111,950	€ 105,580	€ 48,099